Income Taxes (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018
Income Taxes [Line Items]
Corporate income tax, percentage		8.25%	8.25%
Income tax profit (in Dollars)			$ 2.0
Subsequent profits, percentage		16.50%	16.50%
Percentage of domestic and foreign income tax rate		25.00%	25.00%
Percentage of income tax rate VIE and VIE subsidiary	25.00%
Percentage of tax rate		21.00%	21.00%	21.00%	21.00%
Percentage of income tax rate						21.00%
Income tax expense (in Dollars)
Singapore [Member]
Income Taxes [Line Items]
Percentage of tax rate		17.00%	17.00%	17.00%	17.00%
United States (“U.S.”) [Member]
Income Taxes [Line Items]
Income tax expense (in Dollars)
Mainland, PRC [Member]
Income Taxes [Line Items]
Percentage of domestic and foreign income tax rate		25.00%	25.00%